Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts payable related party	$ 546,746	$ 590,176	$ 394,183
Convertible notes payable discount, current	1,103,849	0
Notes payable discount, current	$ 0	$ 1,973	$ 32,289
Preferred stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	35,387,524	31,981,374	29,427,803
Common stock, shares outstanding	35,387,524	31,981,374	29,427,803
Accrued expenses related party		$ 0	$ 171,665